Financial risk management - Summary of Financial Instruments Exposed to Credit Risk by Economic Sectors (Detail) - Gross carrying amount - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 2,086,869	S/ 1,919,768
Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	21,299,397	20,377,804
Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	556,149	458,268
Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	71,033,342	68,651,928
Consumer loans [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,287,338	15,094,313
Government of Peru | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,458,048	8,466,916
Government of Peru | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,750,513	3,698,395
Mortgage loans | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	11,408,187	10,579,426
Commercial and micro-business loans | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,063,824	10,236,695
BCRP | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,057,692	2,113,925
BCRP | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	8,941,024	7,951,226
Financial services | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,681,876	1,693,571
Financial services | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,476,980	1,672,720
Financial services | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	109,795	126,594
Financial services | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	6,400,724	6,530,688
Manufacturing | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	194,542	87,764
Manufacturing | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	942,150	797,082
Manufacturing | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	209,750	171,920
Manufacturing | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,577,083	4,155,680
Mining | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,994	2,792
Mining | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,312,651	1,234,867
Mining | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,779,607	2,436,753
Construction and infrastructure | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	27,813	17,203
Construction and infrastructure | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,169,122	2,501,203
Construction and infrastructure | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	59,030	38,640
Construction and infrastructure | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	699,079	772,165
Communications, storage and transportation | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	56,368	55,385
Communications, storage and transportation | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	688,801	654,287
Communications, storage and transportation | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	33,631	37,640
Communications, storage and transportation | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,258,425	1,946,274
Agriculture | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		87
Agriculture | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	27,642	27,286
Agriculture | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,698	3,714
Agriculture | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,472,695	2,393,311
Electricity, gas, water and oil | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	20,250	12,820
Electricity, gas, water and oil | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,820,016	1,685,411
Electricity, gas, water and oil | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	142,245	74,750
Electricity, gas, water and oil | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	196,292	157,841
Commerce | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,940	15,754
Commerce | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	537,330	508,195
Commerce | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	415,935	414,063
Professional, scientific and technical activities | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	72,185
Professional, scientific and technical activities | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	226,645	214,358
Professional, scientific and technical activities | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	938,565	714,871
Leaseholds and real estate activities | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,578	10,980
Leaseholds and real estate activities | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	268,511	187,953
Leaseholds and real estate activities | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	541,735	448,839
Community services | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	904	611
Community services | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	6,571	7,509
Community services | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	496,505	540,084
Education, health and other services | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		540
Education, health and other services | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	80,149	94,202
Education, health and other services | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	201,180	213,206
Medicine and biotechnology | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	34,330	36,138
Medicine and biotechnology | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	235,634	190,510
Public administration and defense | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	22,400	21,894
Public administration and defense | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	81,543	91,702
Public administration and defense | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,879	7,885
Fishing | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		5,010
Fishing | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	90,530	79,112
Foreign governments | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	96,654	67,468
Insurance | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	19	363
Insurance | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	13,284	12,075
Insurance | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	174,266	4,728
Private activities (employer and/or producer) | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	98,322	85,863
Others | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		4
Others | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 1,278	S/ 4,507